Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details)		3 Months Ended	12 Months Ended
	Aug. 08, 2024 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares	Aug. 08, 2024 $ / shares	Dec. 31, 2023 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Change in derivative liability			$ 838,378	$ 2,360,025
Warrant [Member] | November 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					860 days	950 days	996 days
Share price | $ / shares					$ 0.145	$ 0.155	$ 0.125
Fair value	$ 26,752	$ 28,921	32,374
Change in derivative liability		(3,453)	5,622
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					90	95	105
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96	3.14
Warrant [Member] | November 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0	0
Warrant [Member] | October 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					860 days	950 days	1041 days
Share price | $ / shares					$ 0.145	$ 0.155	$ 0.16
Fair value	29,780	20,952	25,881
Change in derivative liability		(4,929)	(3,899)
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					90	95	105
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96	2.84
Warrant [Member] | October 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0	0
Warrant [Member] | August 2024 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					860 days	950 days	1095 days
Share price | $ / shares					$ 0.145	$ 0.155	$ 0.16
Fair value	98,493	67,076	82,857
Change in derivative liability		(15,781)	(15,636)
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					90	95	105
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96	3.25
Warrant [Member] | August 2024 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0	0
Warrant [Member] | March 2023 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					361 days	451 days		817 days
Share price | $ / shares					$ 0.145	$ 0.155		$ 0.11
Fair value		545,933	915,046	281,085
Change in derivative liability		(369,113)	633,961
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					24	24		24
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96		3.88
Warrant [Member] | March 2023 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0		0
Warrant [Member] | January 2025 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					860 days		943 days
Share price | $ / shares					$ 0.145		$ 0.165
Fair value	$ 7,116	5,370
Change in derivative liability		(1,746)
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					90		105
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46		2.85
Warrant [Member] | January 2025 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0		0
Special Warrant Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					1 day	91 days		457 days
Share price | $ / shares					$ 0.145	$ 0.155		$ 0.11
Fair value		1	1	546,592
Change in derivative liability			(546,591)
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					105	70		110
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96		3.88
Special Warrant Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0		0
Non Brokered Issuance [Member] | April 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					1 day	91 days		457 days
Share price | $ / shares					$ 0.145	$ 0.155		$ 0.11
Fair value		1	1	21,252
Change in derivative liability			(21,251)
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					105	70		110
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96		3.88
Non Brokered Issuance [Member] | April 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0		0
Warrant Liabilities [Member] | June 2022 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					1 day	91 days		457 days
Share price | $ / shares					$ 0.145	$ 0.155		$ 0.11
Fair value		1	1	17,589
Change in derivative liability			(17,588)
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					105	70		110
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96		3.88
Warrant Liabilities [Member] | June 2022 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0		0
Warrant Liabilities [Member] | February 2021 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					315 days	405 days		771 days
Share price | $ / shares					$ 0.145	$ 0.155		$ 0.11
Fair value		1,391	44,465	367,349
Change in derivative liability		(43,074)	(322,884)
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					75	70		110
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96		3.88
Warrant Liabilities [Member] | February 2021 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0		0
Warrant Liabilities [Member] | June 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					275 days	365 days		731 days
Share price | $ / shares					$ 0.145	$ 0.155		$ 0.11
Fair value		1	9,724	226,570
Change in derivative liability		(9,723)	(216,846)
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					75	70		110
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96		3.88
Warrant Liabilities [Member] | June 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0		0
Warrant Liabilities [Member] | August 2019 Issuance [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected life					275 days	365 days		731 days
Share price | $ / shares					$ 0.145	$ 0.155		$ 0.11
Fair value		1	14,945	$ 348,211
Change in derivative liability		$ (14,944)	$ (333,266)
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					75	70		110
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					2.46	2.96		3.88
Warrant Liabilities [Member] | August 2019 Issuance [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and right measurement input					0	0		0